Segment information - Reconciliation of adjusted EBITDA to profit for the year (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Disaggregation Of Revenue [Line Items]
Adjusted EBITDA	R 602,785	R 441,866	R 301,613
Add:
Net profit on sale of property, plant and equipment and intangible assets	586	1,264	0
Reversal of impairment	0	0	791
Decrease in restructuring cost provision		741
Depreciation	(183,478)	(151,945)	(98,508)
Amortization	(64,877)	(63,926)	(44,734)
Impairment	(930)	(2,696)	(3,166)
Share-based compensation costs	(12,140)	(10,352)	(3,311)
Equity-settled share-based compensation costs	(12,140)	(9,000)	(2,247)
Cash-settled share-based compensation costs	0	(1,352)	(1,064)
Net loss on sale of property, plant and equipment and intangible assets	0	0	(262)
Increase in restructuring cost provision	(3,034)		(14,561)
Operating profit	338,912	214,952	137,862
Add: Finance income/(costs) – net	1,386	(69)	10,391
Less: Taxation	(137,962)	(33,690)	(26,812)
Profit for the year	202,336	181,193	121,441
Product development costs | Africa
Add:
Asset impairments		2,300	2,600
Product development costs | Central Services Organization
Add:
Asset impairments	900	R 400	500
In-vehicle devices installed | Brazil segment
Add:
Reversal of impairment			R 800
IFRS 16 - Leases | Impact of Adopting New IFRS
Add:
Depreciation	R 11,700